Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
The Brown Capital Management Small Company Fund (Investor Shares)
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,476.58	$ 15,785.56	$ 17,530.29	$ 16,031.76	$ 25,858.67	$ 22,649.65	$ 17,834.4	$ 19,584.41	$ 17,881.37	$ 15,133.72
The Brown Capital Management Small Company Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value	500,000	625,050.71	792,435.16	881,832.94	808,042.78	1,305,885.3	1,146,203.56	903,568.12	994,155.57	909,422.72	771,230.72
The Brown Capital Management International All Company Fund (Investor Shares)
Account Value [Line Items]
Accumulated Value	10,000	10,160.39	11,546.1	11,432.15	10,763.86	15,148.52	13,985.69	12,579.29	15,257.24	14,420.38	12,623.34
The Brown Capital Management International All Company Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value	500,000	510,426.83	581,722.93	577,599.74	545,084.94	768,738.36	711,596.11	641,894.14	779,347.57	738,867.76	648,121.81
The Brown Capital Management International Small Company Fund (Investor Shares)
Account Value [Line Items]
Accumulated Value	10,000	11,584	16,159	16,695	14,738	25,208	23,369	21,143	24,132	24,545	20,590
The Brown Capital Management International Small Company Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value	500,000	581,072.89	812,546.3	841,290.03	744,737.72	1,277,301.17	1,186,461.44	1,076,108.71	1,230,711.83	1,255,050.93	1,055,689.16
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
Russell 2000® Growth Index
Account Value [Line Items]
Accumulated Value	10,000	12,303	14,596	15,158	12,341	23,473	20,109	17,978	21,637	20,586	25,438
MSCI EAFE® Index
Account Value [Line Items]
Accumulated Value	10,000	11,225.4	12,945.13	12,528.3	10,784.36	15,653.5	15,911.78	15,774.94	18,283.15	19,272.51	23,489.33
MSCI All Country World ex US Small Cap Index
Account Value [Line Items]
Accumulated Value	10,000	11,267	13,636.45	12,391.44	9,809.3	16,717	16,790.89	15,126.91	17,146.36	17,554.75	22,542.05
S&P 500® Index [Member]
Account Value [Line Items]
Accumulated Value	500,000	585,850	667,850	731,250	680,250	1,063,550	1,229,950	1,134,900	1,474,000	1,595,650	1,879,723
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Accumulated Value	500,000	615,150	729,800	757,900	617,050	1,173,550	1,005,450	898,900	1,081,850	1,029,300	1,271,945
MSCI EAFE® Index [Member]
Account Value [Line Items]
Accumulated Value	500,000	561,270	647,256.5	626,415	539,218	782,675	795,589	788,747	914,157.5	963,625.5	1,174,466.5
MSCI All Country World ex US Small Cap Index [Member]
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 563,350	$ 681,822.5	$ 619,572	$ 490,464.99999999994	$ 835,850	$ 839,544.5	$ 756,345.5	$ 857,318	$ 877,737.5	$ 1,127,102.5